Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Profit / (Loss) Before Income Taxes
The Company’s loss before income taxes consists of:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cayman Islands	6,622	(16,716)	(31,966)	(4,899)
British Virgin Islands	(25)	(30)	(27)	(4)
Hong Kong	208	(3,097)	(1,790)	(274)
China	(72,972)	(89,836)	(191,206)	(29,303)

Total loss before income taxes	(66,167)	(109,679)	(224,989)	(34,480)

Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax expense	(35)	(162)	(86)	(13)
Deferred tax benefit	5	—	—	—

Total income tax expense	(30)	(162)	(86)	(13)

Summary of Reconciliation Between Expenses of Income Taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Loss before income tax	(109,679)	(224,989)	(34,480)
Income tax expense computed at PRC statutory rate (25%)	(27,421)	(56,247)	(8,620)
International tax rate differential	4,451	8,151	1,249
Preferential tax rate	12,845	21,963	3,366
Deferred tax items tax rate differential	(10,157)	(23,337)	(3,577)
Research and development super-deduction	(26,910)	(27,455)	(4,208)
Non-deductible expenses	12,587	7,132	1,094
Deferred tax expenses	—	347	53
Recognition of prior year tax loss/ Expired prior year tax loss	(1,939)	3,382	518
Changes in valuation allowance	36,706	66,150	10,138

Income tax expense	162	86	13

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets, net
Provision for doubtful debts	7,484	23,418	3,589
Accrued expense	9,516	10,841	1,660
Net operating loss carry forward	108,101	164,559	25,220
Government grant related to assets	359	684	105
Property and equipment depreciation	73	144	22
Estimated liabilities	—	7	1
Net unrealized gain on equity investments held	(3,564)	(3,564)	(546)
Unrealized loan interest income	—	(7,970)	(1,221)
Valuation allowance	(121,969)	(188,119)	(28,830)

Total deferred tax assets, net	—	—	—